Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 183,258,250.00
Total Fee Amount	25,307.96
Total Offset Amount	0.00
Net Fee	$ 25,307.96
Offering Table N/A
Offset Table N/A	N/A